MORGAN STANLEY MORTGAGE SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

January 30, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Mortgage Securities Trust

File Nos. 33-10363; 811-04917

Ladies and Gentlemen:

On behalf of Morgan Stanley Mortgage Securities Trust (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated February 29, 2012. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated January 17, 2013 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6983 (tel.) or 646.452.4799 (fax).

Very truly yours,

/s/ Tara Farrelly
Tara Farrelly
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.